Warrant liabilities - change in fair value (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant liabilities
Beginning balance	£ 10,730
Additions		£ 17,801
Change in fair value recognised in profit or loss	(5,880)	(6,817)
Reclassification to equity	(1,010)
Foreign exchange movements	1,121	(254)
Ending balance	£ 4,961	£ 10,730